Intangible assets and Goodwill - Additional information (Details) £ in Thousands					12 Months Ended
	Dec. 31, 2022	Aug. 18, 2021 GBP (£)	Jul. 01, 2021 GBP (£)	Nov. 23, 2018 GBP (£)	Dec. 31, 2022 GBP (£) cashGeneratingUnit	Dec. 31, 2021 GBP (£)
Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Number of cash generating units identified during business combination | cashGeneratingUnit					1
Discounted cash flow [member] | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current estimate of value in use	12.00%				12.00%
Cash flow projection period used in current estimate of value in use	15 years
Terminal value growth rate	2.50%				2.50%
GT Apeiron Therapeutics
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Rights to receive shares waived, percent			30.00%
GT Apeiron Therapeutics | Discounted cash flow [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Cash flow projection period used in current estimate of value in use	15 years
Acquired IP | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Amortisation period		8 years
Acquired IP | GT Apeiron Therapeutics
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions			£ 1,448
Acquired IP | GT Apeiron Therapeutics | Discounted cash flow [member]
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Discount rate used in current estimate of value in use	12.00%				12.00%
Goodwill
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, goodwill						£ 5,887
Goodwill | Allcyte
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, goodwill		£ 5,887
Goodwill | Kinetic Discovery Limited
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Acquisitions through business combinations, goodwill				£ 173
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					£ 53	2,556
Acquisitions through business combinations, goodwill						41,965
Cost | Acquired IP
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions					£ 0	2,543
Acquisitions through business combinations, goodwill		£ 36,078				£ 36,078
Cost | Acquired IP | GT Apeiron Therapeutics
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Additions			£ 2,543